UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 62.9%
BANK 0.3%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	107,000	$2,140,000
REAL ESTATE 62.6%
DIVERSIFIED 4.4%
Dexus Property Group (Australia)	3,555,549	2,938,305
Forest City Enterprises (d),(e),(f)	463,800	5,950,554
Lexington Realty Trust (e),(f)	764,067	5,470,720
Vornado Realty Trust (e),(f)	206,360	17,649,971
		32,009,550
HEALTH CARE 7.8%
Brookdale Senior Living (d),(e),(f)	183,098	2,986,328
Cogdell Spencer	408,000	2,578,560
HCP (e),(f)	323,830	11,651,403
Health Care REIT (e),(f)	343,149	16,244,674
LTC Properties (e)	211,600	5,400,032
Nationwide Health Properties (e),(f)	274,810	10,626,903
Ventas	130,019	6,705,080
		56,192,980
HOTEL 2.7%
Hersha Hospitality Trust	657,967	3,408,269
Hospitality Properties Trust (e),(f)	186,002	4,153,425
Host Hotels & Resorts (e),(f)	615,166	8,907,604
Sunstone Hotel Investors (d),(g)	317,662	2,881,194
		19,350,492
INDUSTRIAL 2.1%
EastGroup Properties (e)	73,580	2,750,421
ProLogis (e),(f),(g)	861,681	10,150,602
Segro PLC (United Kingdom)	516,200	2,213,752
		15,114,775

	Number of Shares	Value
MORTGAGE 0.3%
MFA Financial (e)	336,040	$2,563,985
OFFICE 7.9%
Boston Properties (e),(h)	234,296	19,474,683
Brookfield Properties Corp. (Canada)(e)	180,630	2,803,378
Douglas Emmett (e)	313,300	5,485,883
Hongkong Land Holdings Ltd. (USD) (Singapore)	486,600	3,021,786
Kilroy Realty Corp.	92,570	3,067,770
Liberty Property Trust (e),(f)	307,433	9,807,113
Mack-Cali Realty Corp. (e),(f)	221,140	7,233,489
SL Green Realty Corp. (e),(f)	99,582	6,306,528
		57,200,630
OFFICE/INDUSTRIAL 1.2%
PS Business Parks (e),(f)	148,527	8,402,172
RESIDENTIAL 12.9%
APARTMENT 11.8%
Apartment Investment & Management Co.(e),(f)	446,699	9,550,425
Associated Estates Realty Corp.(e)	381,218	5,329,428
AvalonBay Communities(e)	123,894	12,876,303
BRE Properties(e),(f)	272,335	11,301,902
Camden Property Trust(e)	59,383	2,848,602
Colonial Properties Trust(h)	159,902	2,588,813
Education Realty Trust(h)	368,147	2,632,251
Equity Residential(e),(f)	379,682	18,061,473
Essex Property Trust	31,754	3,475,158
Home Properties	52,400	2,771,960
Post Properties(e)	199,066	5,557,923
UDR(e)	406,396	8,583,084
		85,577,322
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	146,296	7,970,206
TOTAL RESIDENTIAL		93,547,528

	Number of Shares	Value
SELF STORAGE 4.0%
Public Storage (e),(f)	242,880	$23,569,075
Sovran Self Storage (e)	139,809	5,298,761
		28,867,836
SHOPPING CENTER 16.8%
COMMUNITY CENTER 7.5%
Developers Diversified Realty Corp.(e)	1,006,818	11,296,498
Kimco Realty Corp.(e),(f)	998,831	15,731,588
Ramco-Gershenson Properties Trust	225,000	2,409,750
Regency Centers Corp.(e),(f)	151,736	5,989,020
Tanger Factory Outlet Centers	121,900	5,746,366
Urstadt Biddle Properties-Class A	293,122	5,299,646
Weingarten Realty Investors(e),(f)	370,574	8,085,925
		54,558,793
REGIONAL MALL 9.3%
Macerich Co.(f)	261,448	11,229,192
Simon Property Group(e),(f)	604,548	56,065,781
		67,294,973
TOTAL SHOPPING CENTER		121,853,766
SPECIALTY 2.5%
Digital Realty Trust (e),(f)	155,931	9,620,943
DuPont Fabros Technology (e)	168,533	4,238,605
Rayonier (e),(f)	78,087	3,913,720
		17,773,268
TOTAL REAL ESTATE		452,876,982
TOTAL COMMON STOCK (Identified cost—$345,589,481)		455,016,982

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 32.8%
BANK 7.6%
Bank of America Corp., 4.00%, Series V (FRN)(e),(f)	305,607	$5,491,758
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)	275,000	6,820,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(e),(f),(h)	637,748	15,478,144
Citigroup Capital XIII, 7.875, due 10/30/40	293,000	7,612,140
Cobank ACB, 7.00%, 144A ($50 par value)(b),(c),(e)	120,000	5,426,256
JPMorgan Chase Capital XXIX, 6.70%, due 4/2/40	106,500	2,705,100
KeyCorp Capital IX, 6.75%, due 12/15/66(e)	150,000	3,741,000
National City Capital Trust II, 6.625%, due 11/15/36, (TruPS)(e),(f)	300,987	7,497,586
		54,771,984
BANK—FOREIGN 5.9%
Barclays Bank PLC, 7.10%, Series III(e)	80,000	1,992,000
Deutsche Bank Contingent Capital Trust II, 6.55%(e)	157,634	3,871,491
Deutsche Bank Contingent Capital Trust III, 7.60%(e),(f)	350,000	9,303,000
HSBC Holdings PLC, 8.00%, Series 2(e),(f)	442,980	11,951,600
National Westminster Bank PLC, 7.76%, Series C	460,372	10,998,287
Santander Finance Preferred, 10.50%, Series X	174,952	4,947,643
		43,064,021
FINANCE 3.2%
INVESTMENT BANKER/BROKER 1.5%
Merrill Lynch Capital Trust I, 6.45%, due 12/15/66, Series K(e)	300,000	7,206,000
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33(e),(f)	164,962	3,983,832
		11,189,832
MORTGAGE LOAN/BROKER 1.7%
Countrywide Capital IV, 6.75%, due 4/1/33(e)	288,000	6,937,920
Countrywide Capital V, 7.00%, due 11/1/36(e)	217,500	5,357,025
		12,294,945
TOTAL FINANCE		23,484,777

	Number of Shares	Value
INSURANCE 8.1%
LIFE/HEALTH INSURANCE—FOREIGN 1.8%
Aegon NV, 6.375%(e),(f)	382,555	$8,944,136
Aegon NV, 6.875%	150,000	3,592,500
		12,536,636
MULTI-LINE 0.5%
American Financial Group, 7.00%, due 9/30/50	145,000	3,613,400
MULTI-LINE—FOREIGN 3.9%
Allianz SE, 8.375%(e),(f)	391,472	10,667,612
ING Groep N.V., 6.375%	177,700	3,982,257
ING Groep N.V., 7.375%(e),(f)	408,290	9,913,281
ING Groep N.V., 8.50%	150,000	3,895,500
		28,458,650
REINSURANCE—FOREIGN 1.9%
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,571,341
Arch Capital Group Ltd., 8.00%	130,981	3,346,564
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	3,881,600
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(e)	45,000	4,005,000
		13,804,505
TOTAL INSURANCE		58,413,191
INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(e),(f)	167,505	4,211,076
MEDIA—DIVERSIFIED SERVICES 0.5%
Comcast Corp., 6.625%, due 5/15/56(e)	127,737	3,313,498
REAL ESTATE 6.9%
DIVERSIFIED 1.6%
Duke Realty Corp., 6.95%, Series M(e),(f)	100,000	2,487,000
Duke Realty Corp., 7.25%, Series N(e)	133,400	3,380,356
Lexington Realty Trust, 6.50%, Series C ($50 par value)(e)	96,586	4,106,837
Vornado Realty Trust, 6.75%, Series H(e),(f)	56,100	1,395,768
		11,369,961

	Number of Shares	Value
HEALTH CARE 0.3%
Omega Healthcare Investors, 8.375%, Series D(e)	99,669	2,561,493
OFFICE 0.4%
BioMed Realty Trust, 7.375%, Series A(e)	55,000	$1,392,050
SL Green Realty Corp., 7.625%, Series C(e)	70,000	1,753,500
		3,145,550
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H(e)	118,864	2,987,052
RESIDENTIAL—APARTMENT 1.1%
Apartment Investment & Management Co., 7.75%, Series U	100,000	2,537,000
Apartment Investment & Management Co., 8.00%, Series V(e)	101,000	2,576,510
Apartment Investment & Management Co., 7.875%, Series Y(e)	110,000	2,807,200
		7,920,710
SHOPPING CENTER 2.9%
COMMUNITY CENTER 2.1%
Cedar Shopping Centers, 8.875%, Series A	62,000	1,593,400
Developers Diversified Realty Corp., 7.50%, Series I(e)	158,603	3,846,123
Kimco Realty Corp., 7.75%, Series G(e)	134,996	3,458,597
Regency Centers Corp., 7.25%, Series D(e)	100,000	2,525,000
Weingarten Realty Investors, 6.50%, Series F(e)	157,540	3,875,484
		15,298,604
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.375%, Series D	224,982	5,363,571
TOTAL SHOPPING CENTER		20,662,175
SPECIALTY 0.2%
Digital Realty Trust, 7.875%, Series B(e)	46,900	1,198,999
TOTAL REAL ESTATE		49,845,940
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$212,863,039)		237,104,487

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 49.6%
BANK 13.9%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49(b),(e)	18,000,000	$15,778,620
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(b),(e)	3,000,000	2,315,655
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(c),(e),(f)	10,000,000	10,423,070
Bank of America Corp., 8.125%, due 12/29/49(e),(f)	9,300,000	9,604,947
BB&T Capital Trust IV, 6.82%, due 6/12/57	3,100,000	3,111,625
Citigroup Capital III, 7.625%, due 12/1/36	5,500,000	5,880,055
CoBank ACB, Series C, 144A(b),(f)	100,000	5,493,750
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1	3,000	3,126,562
Fifth Third Capital Trust IV, 6.50%, due 4/15/37, (FRN)	5,100,000	4,902,375
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R(e)	3,600,000	3,703,619
JPMorgan Chase & Co., 7.90%, due 12/31/49(e),(f)	15,000,000	16,129,065
NB Capital Trust II, 7.83%, due 12/15/26	4,000,000	4,135,200
PNC Preferred Funding Trust I, 8.70%, due 3/29/49, 144A(b)	2,700,000	2,846,885
Sovereign Capital Trust VI, 7.908%, due 6/13/36(e)	3,250,000	3,045,543
Wells Fargo & Co., 7.98%, due 12/31/99(e)	9,550,000	10,099,125
		100,596,096
BANK—FOREIGN 12.2%
Abbey National Capital Trust I, 8.963%, due 12/29/49(e)	7,559,000	8,247,542
Barclays Bank PLC, 6.278%, due 12/31/49(e)	12,850,000	11,404,375
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN) (United Kingdom)(b)	8,000,000	7,640,000
Claudius Ltd., 7.875%, due 12/29/49 (United Kingdom)	5,500,000	5,697,175
BNP Paribas, 7.195%, due 12/31/49, 144A(b),(e)	5,500,000	5,500,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(e)	14,692,000	19,283,250
Intesa Sanpaolo SpA, 9.50%, due 6/1/16 (Italy)	4,500,000	6,297,194
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(b)	6,000,000	5,580,000
Rabobank Nederland, 11.00%, due 6/30/19, 144A(b),(e)	5,000,000	6,519,245
SMFG Preferred Capital USD 3 Ltd., 9.50%, due 7/29/49, 144A (FRN)(b)	5,200,000	5,914,444
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(b),(e)	5,950,000	5,795,794
		87,879,019

	Number of Shares	Value
CONSUMER NON-CYCLICAL 0.5%
CVS Caremark Corp., 6.302%, due 6/1/37	3,800,000	$3,516,330
FINANCE 4.2%
CREDIT CARD 2.6%
American Express Co., 6.80%, due 9/1/66(e),(f)	8,453,000	8,516,397
Capital One Capital III, 7.686%, due 8/15/36(e)	10,000,000	10,250,000
		18,766,397
INVESTMENT ADVISORY SERVICES 0.4%
Ameriprise Financial, 7.518%, due 6/1/66, (FRN)	2,651,000	2,657,628
INVESTMENT BANKER/BROKER 1.2%
Schwab Capital Trust I, 7.50%, due 11/15/37(e)	8,550,000	8,790,871
TOTAL FINANCE		30,214,896
FOOD 0.6%
Dairy Farmers of America, 7.875%, 144A(b),(c),(e)	50,000	4,417,190
INSURANCE 12.2%
LIFE/HEALTH INSURANCE 2.6%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b),(e)	5,400,000	5,292,000
Lincoln National Corp., 7.00%, due 5/17/66	8,000,000	7,600,000
Prudential Financial, 8.75%, due 6/15/38 (FRN)	5,330,000	5,996,250
		18,888,250
MULTI-LINE 2.2%
MetLife, 10.75%, due 8/1/39(e)	5,000,000	6,503,915
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(e),(f)	7,975,000	9,450,375
		15,954,290

	Number of Shares	Value
MULTI-LINE—FOREIGN 2.9%
AXA SA, 6.379%, due 12/14/49, 144A(b),(e)	6,685,000	$5,866,088
AXA SA, 6.463%, due 12/31/49, 144A(b),(e)	4,000,000	3,510,000
AXA SA, 8.60%, due 12/15/30(e)	2,000,000	2,318,198
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	2,000,000	1,995,000
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(b),(e)	7,300,000	7,008,000
		20,697,286
PROPERTY CASUALTY 2.8%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b),(e)	3,000,000	2,611,233
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(e)	7,700,000	7,353,500
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(e),(f)	5,000,000	5,950,000
USF&G Capital, 8.312%, due 7/1/46, 144A(b),(e)	3,845,000	4,422,334
		20,337,067
PROPERTY CASUALTY - FOREIGN 0.9%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	5,410,000	6,719,977
REINSURANCE - FOREIGN 0.8%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b),(e)	6,800,000	5,576,000
TOTAL INSURANCE		88,172,870
INTEGRATED TELECOMMUNICATIONS SERVICES 1.8%
Centaur Funding Corp., due 4/21/20, 144A(b),(e)	11,954	13,052,274
PIPELINES 1.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	6,000,000	6,124,092
Enterprise Products Operating LP, 8.375%, due 8/1/66	7,500,000	7,837,103
		13,961,195
TRANSPORT—RAIL 0.6%
BNSF Funding Trust I, 6.613%, due 12/15/55	4,540,000	4,573,977
UTILITIES 1.7%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D(e)	5,000,000	5,106,860
GAS UTILITIES 0.5%
Southern Union Co., 7.20%, due 11/1/66(e)	4,000,000	3,630,000

	Number of Shares	Value
MULTI UTILITIES 0.5%
Dominion Resources, 7.50%, due 6/30/66, Series A	3,650,000	$3,727,300
TOTAL UTILITIES		12,464,160
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$334,879,257)		358,848,007

	Principal Amount
CORPORATE BONDS 2.4%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Citizens Communications Co., 9.00%, due 8/15/31	$4,000,000	4,285,000
REAL ESTATE 1.9%
OFFICE 0.8%
BR Properties SA, 9.00%, due 12/31/49	5,500,000	5,510,313
SHOPPING CENTER 0.4%
Developers Diversified Realty Corp., 7.875%, due 9/1/20	2,590,000	2,688,259
SPECIALTY 0.7%
Entertainment Properties Trust, 7.75%, due 7/15/20, 144A(b)	5,000,000	5,081,250
TOTAL REAL ESTATE		13,279,822
TOTAL CORPORATE BONDS (Identified cost—$17,076,128)		17,564,822

	Number of Shares
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(i)	6,454,725	6,454,725
State Street Institutional Liquid Reserves Fund, 0.26%(i)	6,467,020	6,467,020
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,921,745)		12,921,745

			Value

TOTAL INVESTMENTS (Identified cost—$923,329,650)	149.5%		$1,081,456,043

WRITTEN CALL OPTIONS	(0.0)		(39,297)

WRITTEN PUT OPTIONS	(0.0)		(1,934)

LIABILITIES IN EXCESS OF OTHER ASSETS	(49.5)		(357,825,576)

NET ASSETS (Equivalent to $15.06 per share based on 48,034,510 shares of common stock outstanding)	100.0%		$723,589,236

		Number of Contracts	Value

WRITTEN CALL OPTIONS (0.0)%
ProLogis, Strike Price 12,10/16/10 (counterparty: JPMorgan Chase)		(1,272)	$(30,859)
Sunstone Hotel Investors, Strike Price 10, 10/16/10 (counterparty: Goldman Sachs)		(1,465)	(8,438)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$73,513)			$(39,297)
WRITTEN PUT OPTIONS (0.0)%
Sunstone Hotel Investors, Strike Price 7.5 10/16/10 (counterparty: Goldman Sachs)
(Premiums Received—$21,975)		(1,465)	$(1,934)

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.3% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.3% of net assets of the Fund.

(c) Illiquid security.  Aggregate holdings equal 5.3% of net assets of the Fund.

(d) Non-income producing security.

(e) A portion or all of the security is pledged in connection with the revolving credit agreement: $1,144,584,536 has been pledged as collateral.

(f) A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $735,088,206.

(g) A portion or all of the security is held in connection with written option contracts: $2,266,400 has been pledged to brokers.

(h) A portion of the security is segregated as collateral for interest rate swap transactions: $18,612,500 has been segregated as collateral.

(i) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$2,140,000	$—	$—	$2,140,000
Common Stock — Other Industries	452,876,982	452,876,982	—	—
Preferred Securities - $25 Par Value - Bank	54,771,984	41,733,588	—	13,038,396
Preferred Securities - $25 Par Value — Insurance — Multi- Line — Foreign	28,458,650	17,791,038	10,667,612	—
Preferred Securities - $25 Par Value — Insurance — Reinsurance — Foreign	13,804,505	9,799,505	4,005,000	—
Preferred Securities - $25 Par Value — Other Industries	140,069,348	140,069,348	—	—
Preferred Securities - Capital Securities — Bank	100,596,096	85,678,466	14,917,630	—
Preferred Securities - Capital Securities — Bank — Foreign	87,879,019	—	76,474,644	11,404,375
Preferred Securities - Capital Securities - Food	4,417,190	—	—	4,417,190
Preferred Securities - Capital Securities — Insurance — Life/Health	18,888,250	12,892,000	5,996,250	—
Preferred Securities - Capital Securities - Other Industries	147,067,452	—	147,067,452	—
Corporate Bonds	17,564,822	—	12,054,509	5,510,313
Money Market Funds	12,921,745	—	12,921,745	—
Total Investments	$1,081,456,043	$760,840,927	$284,104,842	$36,510,274
Other Financials Instruments*	$(14,512,333)		$(14,512,333)

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written option contracts and interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$8,258,131
Accrued discounts	3,026
Realized loss	(64,561)
Change in unrealized appreciation	5,389,220
Net purchases	22,924,458
Balance as of September 30, 2010	$36,510,274

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $5,389,220.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs.  The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors. The Level 3 preferred stock was valued using broker quotes from an independent pricing service. The Level 3 corporate bonds were valued utilizing independent broker quotes.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2010:

Equity Contracts	$(41,231)
Interest Rate Contracts	$(14,471,102)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps,

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$170,720,700
Gross unrealized depreciation	(12,594,307)
Net unrealized appreciation	$158,126,393

Cost for federal income tax purposes	$923,329,650

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010